Long-term Debt - Term Bank Loans and Credit Facilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 24, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Aggregate available unused amount	$ 58,250			$ 30,000
Variable rate basis	LIBOR
Loan agreements reclassified as current	$ 213,667
Weighted Average Interest Rate	3.41%	5.95%
Interest expense and debt amortization cost	$ 4,976	$ 153,632
Rangiroa, Negonego and Fakarava
Debt Instrument [Line Items]
Debt assumed			$ 102,070